Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Use Of Estimates	USE OF ESTIMATESThe preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of business combinations, impairment of long-lived assets and goodwill, useful lives of long-lived assets, income taxes including the valuation of deferred tax assets and uncertain tax positions, stock-based compensation expenses, post-employment benefits liabilities (including the actuarial assumptions), as well as in estimates used in applying the Company's revenue recognition policies. Actual results may differ from estimated results.
Functional Currency	FUNCTIONAL CURRENCY
The Company’s revenues are generated mainly in U.S. dollars. In addition, most of the Company’s costs are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Transactions and balances of the Company and certain subsidiaries that are denominated in other currencies have been remeasured into U.S. dollars in accordance with principles set forth in ASC 830, “Foreign Currency Matters”. All exchange gains and losses from the remeasurement mentioned above are reflected in the statement of income as financial expenses or income, as appropriate.

For those Israeli and non-Israeli subsidiaries and investees whose functional currency has been determined to be other than the U.S. dollar, assets and liabilities are translated at year-end exchange rates, and statement of income items are translated at average exchange rates prevailing during the year. Resulting translation differences are recorded as a separate component of accumulated other comprehensive income (loss) in equity.

Principles Of Consolidation	PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include the accounts of Elbit Systems and its wholly and majority-owned subsidiaries and variable interest entities that are required to be consolidated.

Intercompany transactions and balances, including profit from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Comprehensive Income	COMPREHENSIVE INCOME
The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income”. This statement establishes standards for the reporting and display of comprehensive income and its components. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. Accordingly, the Company presents a separate statement of consolidated comprehensive income.

Business Combinations	BUSINESS COMBINATIONS
The Company applies ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed and non-controlling interest in the acquired entity at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development (“IPR&D”) to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Cash And Cash Equivalents	CASH AND CASH EQUIVALENTS Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, when purchased.
Short-Term Bank Deposits and Restricted Cash	SHORT-TERM BANK DEPOSITS

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. The short-term bank deposits are presented at their cost, which approximates fair value.
Inventories	INVENTORIES
Inventories are stated at the lower of cost or net realizable value. Inventory write-offs are provided to cover risks arising from slow-moving items or technological obsolescence for which recoverability is not probable.

Cost is determined as follows:

•Raw materials using the average or FIFO cost method.

•Work in progress:

•Costs incurred on certain long-term contracts in progress, but for which control has not transferred to the customer, include direct labor, material, subcontractors, other direct costs and an allocation of overheads, which represent recoverable costs incurred for production, allocable operating overhead cost and, where appropriate, research and development costs (See Note 2(U)).

•Labor overhead is generally included on the basis of updated hourly rates and is allocated to each project according to the amount of hours expended. Material overhead is generally allocated to each project based on the value of direct material that is charged to the project.

Pre-contract costs are generally expensed, but can be deferred and included in inventory only when such costs can be directly associated with a specific anticipated contract and if their recoverability from the specific anticipated contract is probable according to the guidelines of ASC 606.

Investment In Affiliated Companies, Partnerships And Other Companies	INVESTMENT IN AFFILIATED COMPANIES, PARTNERSHIPS AND OTHER COMPANIES
Investments in affiliated companies and partnerships that are not controlled but over which the Company can exercise significant influence (generally, entities in which the Company holds approximately between 20% to 50% of the voting rights of the investee) are presented using the equity method of accounting. Profits on inter-company sales, not realized outside the Company, are eliminated. The Company discontinues applying the equity method when its investment (including advances and loans) is reduced to zero and the Company has not guaranteed obligations of the affiliate or otherwise committed to provide further financial support to the affiliate.

For certain investments, the Company elected to measure the investments at fair value. Such elections are irrevocable. Under the fair value method, investments are recorded at fair value and any changes in fair value are reported in the consolidated statements of operations. All costs (other than purchase price) directly associated with the acquisition of an investment to be accounted for using the fair value method are expensed as incurred.

Investments in preferred shares, which do not result in significant influence and without readily determinable fair value, are measured at cost, less impairments, plus or minus observable price changes. Equity investments without readily determinable fair value are assessed for impairment periodically.

Management evaluates investments in affiliated companies, partnerships and other non-marketable equity securities for evidence of other-than-temporary declines in value. Such evaluation is dependent on the specific facts and circumstances. Accordingly, in determining whether other-than-temporary declines exist, management evaluates various indicators for other-than-temporary declines and evaluates financial information (e.g, budgets, business plans, financial statements, etc.). During 2023, 2022 and 2021 no impairment was recorded.

Variable Interest Entities	VARIABLE INTEREST ENTITIES
ASC 810-10, “Consolidation”, provides a framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company consolidates a VIE when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The determination of whether the Company should consolidate a VIE is evaluated continuously as existing relationships change or future transactions occur.

The Company’s assessment of whether an entity is a VIE and the determination of the primary beneficiary is judgmental in nature and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether an entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Also according to ASC 810, a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as a separate component of equity in the consolidated financial statements. As such, changes in the parent’s ownership interest with no change of control are treated as equity transactions, rather than acquisitions achieved in stages or dilution gains or losses. Losses of partially-owned consolidated subsidiaries will continue to be allocated to the non-controlling interests even when the investment in the subsidiary was already reduced to zero.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

J.     VARIABLE INTEREST ENTITIES (Cont.)

A 51%-held subsidiary in the U.K. (the “UK Subsidiary”) is considered to be a VIE. As Elbit Systems is the primary beneficiary and has both the power to direct its activities and absorb the majority of its losses or the right to the majority of its earnings based upon holding the 51% economic interest, the UK Subsidiary is consolidated in the Company’s financial statements.

The Company holds 50% of the contractual rights in, and is the primary beneficiary of, an Israeli limited partnership, which is considered to be a VIE and is consolidated in the Company’s financial statements.

Long-Term Receivables	LONG-TERM RECEIVABLESLong-term trade, unbilled (contract assets) and other receivables, with payment terms in excess of one year that are considered collectible, are recorded at their estimated present values (determined based on the market interest rates at the date of initial recognition).
Long-Term Bank Deposits	LONG-TERM BANK DEPOSITS
Long-term bank deposits are deposits with maturities of more than one year. These deposits are presented at cost and earn interest at market rates. Accumulated interest to be received over the next year is recorded as a current asset. The deposits and accumulated interest approximate fair value.

Property, Plant And Equipment	PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants. For equipment produced for the Company’s own use, cost includes materials, labor and overhead (including interest costs, when applicable) but not in excess of the fair value of the equipment.

Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2%-19%
Instruments, machinery and equipment	7%-32%
Office furniture and other	7%-13%
Motor vehicles and airplanes	13%-18%	(Mainly 15%)

(*)    Leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

The Company capitalizes direct costs (internal and external) of materials and services used in the development and purchase of internal-use software. Amounts capitalized are amortized on a straight-line basis over a period of 3 to 12 years and are reported as a component of property and equipment.

The Company is advancing in the process of developing and implementing a new Enterprise Resource Planning (“ERP”) system. Certain costs incurred during the application development stage have been capitalized in accordance with authoritative accounting guidance related to accounting for the cost of computer software developed or obtained for internal use. The capitalized costs for this ERP system were approximately $15,273 and $29,524, for the years ended December 31, 2023 and 2022, respectively. These costs are amortized over the system's estimated useful life, over a period not to exceed 12 years in the aggregate, as the ERP system is placed in service.

Other Intangible Assets	OTHER INTANGIBLE ASSETS
Other identifiable intangible assets mainly consist of purchased technology, customer relations and trademarks. These intangible assets are stated at cost, net of accumulated amortization and impairments, and are amortized over their useful life using the straight-line method or the accelerated method, whichever better reflects the applicable expected utilization pattern.

Impairment Of Long-Lived Assets	IMPAIRMENT OF LONG-LIVED ASSETS
The Company’s long-lived assets and finite-lived intangible assets are reviewed for impairment in accordance with ASC 360 “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets (or assets group) to be held and used is determined by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If the carrying amount is higher, an asset is deemed to be impaired and the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. For the years ended December 31, 2023, 2022 and 2021, no impairment was recognized.

Goodwill Impairment	GOODWILL IMPAIRMENT
Goodwill is subject to an impairment test at the reporting unit level on an annual basis during the fourth quarter of the year (or more frequently if impairment indicators arise).

The Company identified several reporting units based on the guidance of ASC 350, “Intangibles – Goodwill and Other”.

The impairment test compares carrying values of the reporting units to its estimated fair values. If the carrying value exceeds the fair value, then the Company recognizes an impairment of goodwill for the amount of this excess. For each of the three years in the period ended December 31, 2023, no impairment was identified.

As required by ASC 820, “Fair Value Measurement”, the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

Severance Pay	SEVERANCE PAY
Elbit Systems’ and its Israeli subsidiaries’ obligations for severance pay are calculated pursuant to Israel’s Severance Pay Law, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date and are presented on an undiscounted basis (the “Shut Down Method”). Subject to certain conditions, employees are entitled to one month’s salary for each year of employment or a portion thereof. The obligation is funded by monthly deposits through insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company’s balance sheet. The deposited funds may be withdrawn only upon the fulfillment of the obligation, pursuant to the Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or losses) accumulated to the balance sheet date.

Elbit Systems and its Israeli subsidiaries have entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance with such Section 14. The agreement mandates that upon termination of such employees’ employment, all the amounts accrued in their insurance policies will be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the  balance sheet, as the severance pay risks have been irrevocably transferred to the severance funds.

Severance pay expenses for the years ended December 31, 2023, 2022 and 2021, amounted to approximately $78,659, $71,627 and $72,309, respectively.

Pension And Other Postretirement Benefits	PENSION AND OTHER POSTRETIREMENT BENEFITS
The Company accounts for its obligations for pension and other post-retirement benefits in accordance with ASC 715, “Compensation – Retirement Benefits”. The Company reports the service cost component of net retirement benefit cost separately from the other components of net retirement benefit cost in the Consolidated Statement of Income (see Note 17).

Revenue Recognition
Remaining performance obligations (“Backlog”):
Backlog represents the future revenues expected to be recognized on firm orders received by the Company and is equivalent to the Company’s remaining performance obligations at the end of each period for a remaining period of more than a year. Unexercised contract options and indefinite delivery indefinite quantity (“IDIQ”) contracts are not included in backlog until the time an option or specific task order is authorized, exercised or awarded.
The Company's backlog as of December 31, 2023 was $17.8 billion. The Company expects to recognize approximately 60% as revenues in 2024 and 2025, with the remainder to be recognized thereafter
Warranty	WARRANTY
The Company estimates the costs that may be incurred under its basic warranty. Such costs are estimated as part of the total contract’s cost and are recorded as a liability at the time revenue is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company’s warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary.

Research And Development Costs
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

U.    RESEARCH AND DEVELOPMENT COSTS

Research and development costs, net of participation grants, include costs incurred for independent research and development and bid and proposal efforts and are expensed as incurred unless the costs are related to certain contractual arrangements, which are recorded as part of cost of revenues over the period that revenue is recognized, consistent with the Company’s revenue recognition accounting policy. The Company does not perform significant standalone research and development for others.

The Company has certain research and development contractual arrangements that meet the requirements for best efforts research and development accounting. Accordingly, the amounts funded by the customer are recognized as an offset to its research and development expenses rather than as contract revenues.
Elbit Systems and certain Israeli subsidiaries receive grants (mainly royalty-bearing) from the Israeli Innovation Authority of the Ministry of Economy (formerly the Office of Chief Scientist) and from other sources for the purpose of partially funding approved research and development projects. The grants are not to be repaid, but instead Elbit Systems and certain Israeli subsidiaries are required to pay royalties as a percentage of future sales if and when sales from the funded projects are generated. These grants are recognized as a deduction from research and development costs at the time the applicable entity is entitled to such grants on the basis of the research and development costs incurred. Since the payment of royalties is not probable when the grants are received, the Company records a liability in the amount of the estimated royalties for each individual contract, when the related revenues are recognized, as part of Cost of revenues (COR). For more information regarding such royalty commitments see Note 21A. For more information regarding grants and participation received see Note 24.
Income Taxes
V.    INCOME TAXES

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, “Income Taxes”. This guidance prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The Company establishes reserves for uncertain tax positions based on an evaluation of whether the tax position is “more likely than not” to be sustained upon examination. The Company records interest and penalties pertaining to its uncertain tax positions in the financial statements as income tax expense.

Concentration Of Credit Risks
W.    CONCENTRATION OF CREDIT RISKS

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short and long-term deposits and accounts receivables.

The majority of the Company’s cash and cash equivalents and short and long-term deposits are invested with major banks, mainly in Israel and the United States. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company’s investments have a high credit rating.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

W.    CONCENTRATION OF CREDIT RISKS (Cont.)

The Company’s trade receivables are derived primarily from sales to large and stable customers and governments located mainly in Israel, the United States, Europe and Asia-Pacific. The Company performs ongoing credit evaluations of its customers and has not experienced in recent years any unexpected material losses. An allowance for credit risk is recognized with respect to those amounts that the Company has determined to be doubtful of collection.

The Company entered into foreign exchange forward contracts and cross currency interest rate swaps (together “derivative instruments”) intended to protect against the increase in the dollar equivalent value of forecasted non-dollar currency cash flows and interest as applicable. These derivative instruments are designed to effectively hedge the Company’s non-dollar currency and interest rates exposures (see Note 2X).

X.    DERIVATIVE FINANCIAL INSTRUMENTS
The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and Hedging”, which requires the Company to recognize all derivatives on the balance sheet at fair value. For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Changes in the fair values of hedge components excluded from the assessment of effectiveness are recognized in net earnings on a straight-line basis, which the Company has determined is a systematic and rational method. The classifications of gains or losses recognized on cash flow hedging instruments and excluded components within the Consolidated Statements of Income are the same as the underlying exposures.
Derivative Financial Instruments
For derivative instruments that do not meet the definition of a hedge, the changes in fair value are included immediately in earnings in “Financial expenses, net” in each reporting period (see Note 25).

As part of its hedging strategy, the Company enters into forward exchange contracts in order to protect the Company from the risk that the eventual dollar cash flows from the sale to international customers and purchase of products from international vendors will be adversely affected by changes in exchange rates.

The Company also may enter into forward exchange contracts and options strategies in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS.

In connection with the issuance of Series B Notes in 2021 on the Tel Aviv Stock Exchange (see Note 16), the Company entered into cross-currency interest rate swap transactions with a notional principal of NIS 1.5 billion, to effectively hedge the effect of interest and exchange rate difference from the NIS Series B Notes. The cross-currency interest rate swap instruments effectively convert the NIS fixed interest rate of the debt to U.S. dollar fixed interest rate. The terms of the swap agreements substantially match the terms of the debt. Under the terms of the swap agreements, the Company pays interest semi-annually in U.S. dollars at an annual weighted rate of 1.92% .

The swap agreements are designated as a cash flow hedge.

Stock-Based Compensation	STOCK-BASED COMPENSATION
The Company accounts for share-based arrangements under ASC 718, “Compensation – Stock Compensation”, which requires all share-based payments, including grants of employee stock options to be recognized in the income statement based on their fair values.

Fair Value Of Financial Instruments	FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying amounts of cash and cash equivalents, short-term bank deposits, trade and unbilled receivables and contract assets, net, short-term bank credit and loans and trade payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of long-term loans is estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. The carrying amount of the long-term loans approximates their fair value.

The Company accounts for certain assets and liabilities at fair value under ASC 820, “Fair Value Measurement”. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 - Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data; and

Level 3 - Unobservable inputs that are supported by little or no market activity.
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Z.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Cont.)

The availability of observable inputs can vary from instrument to instrument and is affected by a wide variety of factors, including, for example, the type of instrument, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the instruments are categorized as Level 3.

Under FASB ASC 825-10, the Company may elect to report certain other items at fair value on an instrument-by-instrument basis with changes in fair value reported in net income. After the initial adoption, the election is made at the time an eligible financial asset or financial liability or firm commitment is acquired or incurred, as applicable, or when certain specified reconsideration events occur. The fair value election, with respect to an item, may not be revoked once an election is made.

The Company has elected to account for certain investments that would otherwise be accounted for under the equity method using the fair value method (see Note 6). For these investments the Company will also measure any guarantee at fair value, with changes in fair value reported through earnings. Such investments are categorized as level 3.

The Company’s cross-currency interest rate swaps are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying and counterparty non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instruments, and can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Accordingly, such instruments are categorized as Level 2.

The Company’s foreign currency derivative instruments are classified as Level 2 because valuation inputs are based on quoted prices and market observable data of similar instruments.

Investments elected to be accounted for using the fair value method classified under Level 3, evaluated by applying relevant methods as the market approach with the use of an option pricing method or the earning approach using discounted future cash flows.

Contingent purchase obligations and deferred payments related to acquisitions accounted under Level 3 are accounted for under the discounted cash flow method.

Transfers and Servicing of Financial Assets	TRANSFERS OF FINANCIAL ASSETS
ASC 860, “Transfers and Servicing”, establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for transfers of financial assets to qualify for accounting as a true sale. Transfers of financial assets typically consist of the factoring of receivables to Israeli and European financial institutions. The Company sold rights to receive payments from customers, and as of December 2023 and 2022 the remaining outstanding amounts were approximately $715,000 and $120,000, respectively. Financial expenses related to the sold rights were $17,474, $2,218 and $3,617 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company's agreement pursuant to which the Company sells its trade receivables is structured such that the Company (i) transfers the proprietary rights in the receivable from the Company to the financial institution, (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership, (iii) confers on the financial institution the right to further pledge or exchange the receivable and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and will not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation under the contract giving rise to the receivable.

Basic And Diluted Net Earnings Per Share	BASIC AND DILUTED NET EARNINGS PER SHARE
Basic earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year. Diluted earnings per share are computed based on the weighted average number of outstanding ordinary shares during each year, plus dilutive potential ordinary shares outstanding during the year. Outstanding stock options are excluded from the calculation of the diluted earnings per share when their effect is anti-dilutive.

The weighted average number of shares related to outstanding anti-dilutive stock options excluded from the calculations of diluted net earnings per share was not material in each of the three years ended December 31, 2023.

Segment Reporting	SEGMENT REPORTING
The Company reports segment information based on a management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments (See Note 23).

Recent Accounting Pronouncements
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

AD.    RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

1.    The Company adopted ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance, on January 1, 2022. This ASU requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model. The adoption of this standard did not have a material impact on the consolidated financial statements.

2.    In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires that an entity (acquirer) recognize, and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The ASU is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted, and should be adopted prospectively to business combinations occurring on or after the effective date of the amendments. The Company adopted this standard in the first quarter of 2023, and the adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

3.    In September 2022, the FASB issued ASU 2022-04, Liabilities-Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations, which requires a buyer in a supplier finance program to disclose qualitative and quantitative information about its supplier finance programs. The ASU is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the amendment on roll-forward information for the relevant obligations, which is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. The adoption of this standard did not have a significant impact on the Company’s consolidated financial statements. As of December 31, 2023 and 2022 the amount of supplier finance obligation was not material.

AE.    RECENT ACCOUNTING PRONOUNCEMENTS

1.In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires entities to enhance the transparency and decision-usefulness of income tax disclosures, particularly in the rate reconciliation table and disclosures about income taxes paid. The ASU is effective for annual periods beginning after 15 December 2024. Early adoption is permitted. The ASU should be applied retrospectively to each period in which a balance sheet is presented. We expect this ASU to only impact our disclosures with no impacts to our results of operations, cash flows and financial condition.

2.In December 2023, the FASB issued ASU 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure, which requires entities to disclose for each reportable segment, on an interim and annual basis, the significant expense categories and amounts that are regularly provided to the chief operating decision-maker (CODM) and included in each reported measure of a segment’s profit or loss. Additionally, it requires a public entity to disclose the title and position of the individual or the name of the group or committee identified as the CODM. The ASU is effective for fiscal years beginning after 15 December 2023, and for interim periods beginning after 15 December 2024. Early adoption is permitted. We expect this ASU to only impact our disclosures with no impacts to our results of operations, cash flows and financial condition.

Reclassifications	RECLASSIFICATIONS Certain financial statement data for prior years has been reclassified to conform to current year financial statement presentation.